Segment and Entity-wide Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Long-Lived Assets by Geographic Areas
The table below reflects the Company's geographic distribution of property, plant, and equipment, net and ROU assets, net as of the following balance sheet dates:

	December 31,
	2024	2023[1]
United Kingdom	$13,652	$6,496
United states	3,113	1,495
Rest of World	1,278	1,458
	$18,043	$9,450
(1) Rounding may impact summation of amounts.